NOTE 14. RECLASSIFICATIONS (Quarterly Report)	9 Months Ended
Sep. 30, 2013
Quarterly Report
NOTE 14. RECLASSIFICATIONS	14. RECLASSIFICATIONS Certain items presented for the prior period have been reclassified to conform to the current period presentation.